Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	9 Months Ended
Dec. 31, 2025
EBP 000
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

WORLD ACCEPTANCE CORPORATION
RETIREMENT SAVINGS PLAN
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b)	(c)	(d)	(e)
Party in-interest	Identity of issuer, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Cost	Current value
	Mutual Funds:
	BlackRock	Blackrock Lifepath Index 2060 K Fund	**	3,190,318
	BlackRock	Blackrock Lifepath Index 2065 K Fund	**	899,493
	BlackRock	Blackrock Lifepath Index Retirement K Fund	**	2,693,613
	BlackRock	Blackrock Lifepath Index 2030 K Fund	**	5,647,097
	BlackRock	Blackrock Lifepath Index 2035 K Fund	**	9,668,735
	BlackRock	Blackrock Lifepath Index 2040 K Fund	**	9,409,209
	BlackRock	Blackrock Lifepath Index 2045 K Fund	**	11,074,214
	BlackRock	Blackrock Lifepath Index 2050 K Fund	**	7,477,905
	BlackRock	Blackrock Lifepath Index 2055 K Fund	**	5,323,966
	Hartford Mutual Funds	Hartford International Opportunities R6 Fund	**	659,274
	MFS Investment Management	MFS Value R6 Fund	**	608,776
	T. Rowe Price Funds	T. Rowe Price Blue Chip Growth I Fund	**	3,726,753
	Vanguard Group	Vanguard Extended Market Index Admiral Fund	**	1,550,623
	Vanguard Group	Vanguard Total Bond Market Index Admiral Fund	**	345,933
	Vanguard Group	Vanguard 500 Index Admiral Fund	**	4,902,531
	Vanguard Group	Vanguard Total International Stock Index Admiral Fund	**	784,622
	Total			67,963,062

	Common Collective Trust Funds:
	Alliance Bernstein	Alliance Bernstein Small & Mid Cap Value Portfolio	**	$343,022
	Invesco Trust Company	Invesco Stable Value Fund, Class B1	**	5,588,645
	Metropolitan Life Insurance Co	Metro West Total Return Bond Fund Z	**	315,026
	William Blair & Company	William Blair Small-Mid Cap Growth R4 Fund	**	1,160,238
	Total			7,406,931

*	Participant Loans	Interest rates from 3.50% to 9.50% and maturity dates through December 2030***	**	2,884,682

	Common Stock:
*	World Acceptance Corporation	Common stock, no par value (quoted at fair value)	**	2,314,712

	Money Market Mutual Funds****:
*	Fidelity	Fidelity Govt Money Market	**	26
*	Fidelity	Fidelity Govt Money Market K6	**	48,040
		Total		$80,617,453

*	Indicates party-in-interest to the Plan
**	Cost information has not been included in column (d) because all investments are participant-directed

***	The accompanying financial statements classify participant loans as notes receivable from participants. Amount is net of $292,157 in deemed loan distributions.
****	Presented with mutual funds in the financial statements.